Label	Element	Value
Derivatives [member]
Gold collars that mature every month between September 2025 and August 2028	abx_GoldCollarsThatMatureEveryMonthBetweenSeptember2025AndAugust2028	25,000
Total gold collars	abx_TotalGoldCollars	900,000
Derivative financial liabilities held for hedging	ifrs-full_DerivativeFinancialLiabilitiesHeldForHedging	$ 176,000,000
Derivative financial liabilities held for hedging	ifrs-full_DerivativeFinancialLiabilitiesHeldForHedging	386,000,000
Current derivative financial liabilities	ifrs-full_CurrentDerivativeFinancialLiabilities	45,000,000
Current derivative financial liabilities	ifrs-full_CurrentDerivativeFinancialLiabilities	89,000,000
Non-current derivative financial liabilities	ifrs-full_NoncurrentDerivativeFinancialLiabilities	131,000,000
Non-current derivative financial liabilities	ifrs-full_NoncurrentDerivativeFinancialLiabilities	$ 297,000,000
Gold collars outstanding	abx_GoldCollarsOutstanding	650,000